FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities - Undiscounted future cash flow basis [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 24,108	£ 26,868
Customer deposits	402,179	391,976
Financial liabilities at fair value through profit or loss	14,942	27,063
Debt securities in issue	97,989	77,835
Other liabilities (lease liabilities)	1,977
Subordinated liabilities	17,534	19,668
Total non-derivative financial liabilities	558,729	543,410
Derivative financial liabilities	17,315	10,629
The Group [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	56,179	44,220
The Group [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(54,015)	(40,260)
The Group [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	2,164	3,960
The Group [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	15,151	6,669
The Group [member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	4,099	1,938
Customer deposits	368,331	361,233
Financial liabilities at fair value through profit or loss	30	3,807
Debt securities in issue	4,174	4,714
Other liabilities (lease liabilities)	2
Subordinated liabilities	245	236
Total non-derivative financial liabilities	376,881	371,928
Derivative financial liabilities	16,178	6,015
The Group [member] | Not later than one month [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	2,492	1,161
The Group [member] | Not later than one month [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(968)	(924)
The Group [member] | Not later than one month [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,524	237
The Group [member] | Not later than one month [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	14,654	5,778
The Group [member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,302	2,401
Customer deposits	11,440	7,298
Financial liabilities at fair value through profit or loss	71	6,165
Debt securities in issue	8,186	5,580
Other liabilities (lease liabilities)	60
Subordinated liabilities	1,472	1,164
Total non-derivative financial liabilities	23,531	22,608
Derivative financial liabilities	401	167
The Group [member] | Later than one month and not later than three months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	3,053	1,704
The Group [member] | Later than one month and not later than three months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(2,636)	(1,528)
The Group [member] | Later than one month and not later than three months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	417	176
The Group [member] | Later than one month and not later than three months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(16)	(9)
The Group [member] | Later than three months and not later than twelve months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	248	865
Customer deposits	11,861	12,066
Financial liabilities at fair value through profit or loss	298	5,389
Debt securities in issue	15,117	19,741
Other liabilities (lease liabilities)	187
Subordinated liabilities	1,711	953
Total non-derivative financial liabilities	29,422	39,014
Derivative financial liabilities	72	357
The Group [member] | Later than three months and not later than twelve months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	10,815	6,503
The Group [member] | Later than three months and not later than twelve months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(10,744)	(6,185)
The Group [member] | Later than three months and not later than twelve months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	71	318
The Group [member] | Later than three months and not later than twelve months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1	39
The Group [member] | Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	17,142	20,302
Customer deposits	9,271	9,825
Financial liabilities at fair value through profit or loss	1,330	931
Debt securities in issue	41,816	35,123
Other liabilities (lease liabilities)	793
Subordinated liabilities	7,593	6,871
Total non-derivative financial liabilities	77,945	73,052
Derivative financial liabilities	226	1,757
The Group [member] | Later than one year and not later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	25,935	21,645
The Group [member] | Later than one year and not later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(25,838)	(20,173)
The Group [member] | Later than one year and not later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	97	1,472
The Group [member] | Later than one year and not later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	129	285
The Group [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	317	1,362
Customer deposits	1,276	1,554
Financial liabilities at fair value through profit or loss	13,213	10,771
Debt securities in issue	28,696	12,677
Other liabilities (lease liabilities)	935
Subordinated liabilities	6,513	10,444
Total non-derivative financial liabilities	50,950	36,808
Derivative financial liabilities	438	2,333
The Group [member] | Later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	13,884	13,207
The Group [member] | Later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(13,829)	(11,450)
The Group [member] | Later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	55	1,757
The Group [member] | Later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	383	576
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	7,520	5,507
Customer deposits	244,678	229,513
Financial liabilities at fair value through profit or loss	14,894	27,130
Debt securities in issue	81,640	62,304
Other liabilities (lease liabilities)	1,104
Subordinated liabilities	12,912	12,791
Total non-derivative financial liabilities	362,748	337,245
Derivative financial liabilities	12,311	8,365
The Bank [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	51,059	39,264
The Bank [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(49,564)	(35,692)
The Bank [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,495	3,572
The Bank [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	10,816	4,793
The Bank [member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,933	1,860
Customer deposits	227,825	219,209
Financial liabilities at fair value through profit or loss	30	3,839
Debt securities in issue	3,323	4,181
Other liabilities (lease liabilities)	1
Subordinated liabilities	173	190
Total non-derivative financial liabilities	235,285	229,279
Derivative financial liabilities	11,238	4,501
The Bank [member] | Not later than one month [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,631	1,083
The Bank [member] | Not later than one month [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(932)	(884)
The Bank [member] | Not later than one month [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	699	199
The Bank [member] | Not later than one month [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	10,539	4,302
The Bank [member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,302	1,472
Customer deposits	9,620	4,845
Financial liabilities at fair value through profit or loss	71	6,216
Debt securities in issue	4,341	4,083
Other liabilities (lease liabilities)	35
Subordinated liabilities	1,416	416
Total non-derivative financial liabilities	17,785	17,032
Derivative financial liabilities	364	146
The Bank [member] | Later than one month and not later than three months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	2,906	1,630
The Bank [member] | Later than one month and not later than three months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(2,523)	(1,466)
The Bank [member] | Later than one month and not later than three months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	383	164
The Bank [member] | Later than one month and not later than three months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(19)	(18)
The Bank [member] | Later than three months and not later than twelve months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	144	701
Customer deposits	4,727	3,956
Financial liabilities at fair value through profit or loss	298	5,434
Debt securities in issue	12,569	16,637
Other liabilities (lease liabilities)	109
Subordinated liabilities	1,572	487
Total non-derivative financial liabilities	19,419	27,215
Derivative financial liabilities	62	316
The Bank [member] | Later than three months and not later than twelve months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	10,228	6,364
The Bank [member] | Later than three months and not later than twelve months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(10,160)	(6,054)
The Bank [member] | Later than three months and not later than twelve months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	68	310
The Bank [member] | Later than three months and not later than twelve months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(6)	6
The Bank [member] | Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	824	112
Customer deposits	1,330	693
Financial liabilities at fair value through profit or loss	1,330	887
Debt securities in issue	34,779	25,590
Other liabilities (lease liabilities)	446
Subordinated liabilities	6,254	5,706
Total non-derivative financial liabilities	44,963	32,988
Derivative financial liabilities	185	1,439
The Bank [member] | Later than one year and not later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	24,164	18,279
The Bank [member] | Later than one year and not later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(24,038)	(16,992)
The Bank [member] | Later than one year and not later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	126	1,287
The Bank [member] | Later than one year and not later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	59	152
The Bank [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	317	1,362
Customer deposits	1,176	810
Financial liabilities at fair value through profit or loss	13,165	10,754
Debt securities in issue	26,628	11,813
Other liabilities (lease liabilities)	513
Subordinated liabilities	3,497	5,992
Total non-derivative financial liabilities	45,296	30,731
Derivative financial liabilities	462	1,963
The Bank [member] | Later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	12,130	11,908
The Bank [member] | Later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(11,911)	(10,296)
The Bank [member] | Later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	219	1,612
The Bank [member] | Later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	£ 243	£ 351